Revenue from contracts with customers (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The disaggregation of the Company’s revenue from contracts with customers was as follows:

	2021	2020
	$	$

Subscription revenue	119,323	78,796
Transaction-based revenue	82,951	28,075
Hardware and other revenue	19,454	13,766

Total revenue from contracts with customers	221,728	120,637